Schedule I - Summary of Investments - Other Than Investments in Related Parties (Details) $ in Millions	Dec. 31, 2023 USD ($)
Summary of Investments - Other Than Investments in Related Parties
Cost	$ 94,856.0
Amount as shown in the consolidated statement of financial position	89,765.2
Fixed maturities | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	67,621.0
Fair value	62,530.2
Amount as shown in the consolidated statement of financial position	62,530.2
Fixed maturities | Trading
Summary of Investments - Other Than Investments in Related Parties
Cost	715.3
Fair value	715.3
Amount as shown in the consolidated statement of financial position	715.3
U.S Treasury securities and obligations of U.S government corporations and agencies | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	1,719.1
Fair value	1,504.9
Amount as shown in the consolidated statement of financial position	1,504.9
States, municipalities and political subdivisions | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	7,493.9
Fair value	6,613.3
Amount as shown in the consolidated statement of financial position	6,613.3
Foreign governments | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	522.2
Fair value	479.9
Amount as shown in the consolidated statement of financial position	479.9
Public utilities | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	4,747.0
Fair value	4,256.9
Amount as shown in the consolidated statement of financial position	4,256.9
Redeemable preferred stock | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	225.4
Fair value	208.4
Amount as shown in the consolidated statement of financial position	208.4
All other corporate bonds | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	30,735.2
Fair value	28,614.2
Amount as shown in the consolidated statement of financial position	28,614.2
Residential mortgage-backed securities | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	2,959.8
Fair value	2,824.9
Amount as shown in the consolidated statement of financial position	2,824.9
Commercial mortgage-backed securities | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	5,391.6
Fair value	4,743.4
Amount as shown in the consolidated statement of financial position	4,743.4
Collateralized debt obligations | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	5,379.6
Fair value	5,397.8
Amount as shown in the consolidated statement of financial position	5,397.8
Other debt obligations | Available-for-sale
Summary of Investments - Other Than Investments in Related Parties
Cost	8,447.2
Fair value	7,886.5
Amount as shown in the consolidated statement of financial position	7,886.5
Equity securities:
Summary of Investments - Other Than Investments in Related Parties
Cost	43.0
Fair value	43.0
Amount as shown in the consolidated statement of financial position	43.0
Banks, trust and insurance companies
Summary of Investments - Other Than Investments in Related Parties
Cost	28.1
Fair value	28.1
Amount as shown in the consolidated statement of financial position	28.1
Non-redeemable preferred stock
Summary of Investments - Other Than Investments in Related Parties
Cost	14.9
Fair value	14.9
Amount as shown in the consolidated statement of financial position	14.9
Mortgage loans
Summary of Investments - Other Than Investments in Related Parties
Cost	19,221.2
Amount as shown in the consolidated statement of financial position	19,221.2
Other real estate
Summary of Investments - Other Than Investments in Related Parties
Cost	2,343.5
Amount as shown in the consolidated statement of financial position	2,343.5
Policy loans
Summary of Investments - Other Than Investments in Related Parties
Cost	793.2
Amount as shown in the consolidated statement of financial position	793.2
Other investments
Summary of Investments - Other Than Investments in Related Parties
Cost	4,118.8
Amount as shown in the consolidated statement of financial position	$ 4,118.8